Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)
Other Liabilities Disclosure [Abstract]
Payroll and related benefits	¥ 166,240			¥ 137,738
Temporary receipt from students	108,209			97,628
Deposits received	21,477			19,947
Education subsidies	4,478			2,889
Professional fees payable	5,016
Payable related to stock repurchase	5,616	$ 822
ADR reimbursement	1,551
Housing subsidies- current	3,006
Other taxes payable	4,806			2,556
Others	15,458			11,721
Total	¥ 335,857		$ 49,174	¥ 272,479